UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 521 East Morehead St Suite 510
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead			Charlotte, NC		08/03/2011
  ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    112

Form 13F Information Table Value Total:  $238,989
	-----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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

                                                  VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN    CALL  DISCRETION  MANAGERS     SOLE   SHARED
Amedisys Inc            COM            023436108    1115       41,875    SH               SOLE        N/A     41,875
Amern Shared Hosp Svcs  COM            029595105    95         30,000    SH               SOLE        N/A     30,000
Amerigas Propane        COM            030975106    1882       41,800    SH               SOLE        N/A     41,800
Apple Computer Inc      COM            037833100    206        614       SH               SOLE        N/A     614
Auto Data Processing    COM            053015103    3523       66,870    SH               SOLE        N/A     66,870
Autozone Inc            COM            053332102    984        3,338     SH               SOLE        N/A     3,338
BB&T Corporation        COM            054937107    615        22,919    SH               SOLE        N/A     22,919
Bank of America         COM            060505104    377        34,410    SH               SOLE        N/A     34,410
Becton Dickinson & Co   COM            075887109    3459       40,142    SH               SOLE        N/A     40,142
Berkshire Hathaway Cl A CL A           084670108    1393       12        SH               SOLE        N/A     12
Berkshire Hathaway Cl B CL B           084670702    267        3,450     SH               SOLE        N/A     3,450
Best Buy Company Inc.   COM            086516101    1423       45,303    SH               SOLE        N/A     45,303
Buckeye Partners Uts L PUNIT LTD PARTN 118230101    561        8,688     SH               SOLE        N/A     8,688
C V S Corporation       COM            126650100    3619       96,294    SH               SOLE        N/A     96,294
Cousins Properties      COM            126650100    509        59,567    SH               SOLE        N/A     59,567
Celgene Corp            COM            151020104    664        11,000    SH               SOLE        N/A     11,000
Chevron Corp            COM            166764100    4057       39,454    SH               SOLE        N/A     39,454
Chubb                   COM            171232101    2736       43,707    SH               SOLE        N/A     43,707
Church & Dwight Co Inc  COM            171340102    2962       73,060    SH               SOLE        N/A     73,060
Clorox Company          COM            189054109    2511       37,233    SH               SOLE        N/A     37,233
Coca Cola               COM            191216100    1097       16,302    SH               SOLE        N/A     16,302
Columbia Banking SystemsCOM            197236102    344        20,000    SH               SOLE        N/A     20,000
Duncan Energy Ptnrs Lp  COM UNITS      265026104    5004       115,675   SH               SOLE        N/A     115,675
EMC Corporation         COM            268664109    320        11,618    SH               SOLE        N/A     11,618
Emerson Electric Co.    COM            291011104    3899       69,312    SH               SOLE        N/A     69,312
Enterprise Prd Prtnrs LpCOM            293792107    6596       152,650   SH               SOLE        N/A     152,650
Equitable Resources Inc SH BEN INT     294549100    263        5,000     SH               SOLE        N/A     5,000
Ferrellgas Partners     UNIT LTD PART  315293100    2176       96,400    SH               SOLE        N/A     96,400
Fifth Third Bancorp     COM            316773100    1803       141,430   SH               SOLE        N/A     141,430
Fiserv Inc              COM            337738108    2428       38,760    SH               SOLE        N/A     38,760
Fluor Corporation       COM            343412102    3605       55,750    SH               SOLE        N/A     55,750
Franklin Resources Inc  COM            354613101    2237       17,040    SH               SOLE        N/A     17,040
General Dynamics Corp   COM            369550108    3318       44,525    SH               SOLE        N/A     44,525
General Electric        COM            369604103    698        36,988    SH               SOLE        N/A     36,988
Halliburton Company     COM            406216101    3937       77,199    SH               SOLE        N/A     77,199
Hewlett-Packard Company COM            428236103    2540       69,785    SH               SOLE        N/A     69,785
Home Depot              COM            437076102    292        8,070     SH               SOLE        N/A     8,070
Honeywell               COM            438516106    2936       49,264    SH               SOLE        N/A     49,264
Intl Business Machine   COM            459200101    264        1,537     SH               SOLE        N/A     1,537
Intuit Inc              COM            461202103    2518       48,555    SH               SOLE        N/A     48,555
Intel Corporation       COM            461202103    357        16,115    SH               SOLE        N/A     16,115
Ishare S&P 500          UNIT SER 1     464287200    1310       9,896     SH               SOLE        N/A     9,896
Ishares Emerging Mkt.   MCSI EMERG MKT 464287234    1442       30,301    SH               SOLE        N/A     30,301
Ishares Latin Amer.     S&P LTN AM 40  464287390    3745       72,548    SH               SOLE        N/A     72,548
Ishares International EAMSCI EAFE IDX  464287465    423        7,027     SH               SOLE        N/A     7,027
S&P MidCap 400 I-S      S&P MIDCAP 400 464287507    2963       30,328    SH               SOLE        N/A     30,328
S&P Small Cap 600       S&P SMLCAP 600 464287804    2896       39,497    SH               SOLE        N/A     39,497
Ishares All Country AsiaMSCI ACJPN IDX 464288182    4063       65,520    SH               SOLE        N/A     65,520
Ishares Intermediate CorLEHMAN INTER C 464288638    673        6,315     SH               SOLE        N/A     6,315
Ishares Barclay's Short BARCLYS 1-3YR C464288646    9290       88,520    SH               SOLE        N/A     88,520
Johnson & Johnson       COM            478160104    3599       54,100    SH               SOLE        N/A     54,100
Kimberly Clark          COM            494368103    1199       18,008    SH               SOLE        N/A     18,008
Kinder Morgan Energy Lp UNIT LTD PART  494550106    265        3,655     SH               SOLE        N/A     3,655
Lowes Companies         COM            548661107    1979       84,912    SH               SOLE        N/A     84,912
Magellan Midstream PartnCOM UNIT RP LP 559080106    4404       73,725    SH               SOLE        N/A     73,725
Marathon Oil Group      COM            565849106    3425       65,020    SH               SOLE        N/A     65,020
McGraw-Hill Cos         COM            580645109    567        13,540    SH               SOLE        N/A     13,540
Microsoft Corp          COM            594918104    3402       130,839   SH               SOLE        N/A     130,839
Mylan Labs.             COM            628530107    4213       170,791   SH               SOLE        N/A     170,791
PAA Natural Gas Storage COM UNIT LTD   693139107    977        43,098    SH               SOLE        N/A     43,098
PPG Industries Inc      COM            693506107    3501       38,565    SH               SOLE        N/A     38,565
Pepsico Inc.            COM            713448108    3702       52,565    SH               SOLE        N/A     52,565
Philip Morris Intl Inc  COM            718172109    246        3,690     SH               SOLE        N/A     3,690
Plains All Amern Ppln LpUNIT LTD PARTN 726503103    5100       79,692    SH               SOLE        N/A     79,692
Plum Creek Timber       COM            729251108    3645       89,920    SH               SOLE        N/A     89,920
Procter & Gamble Co     COM            742718109    389        6,113     SH               SOLE        N/A     6,113
Qualcomm Inc            COM            747525103    4579       80,625    SH               SOLE        N/A     80,625
Realty Income           COM            756109104    2343       69,975    SH               SOLE        N/A     69,975
Royal Bk Cda Montreal   COM            780087102    305        5,343     SH               SOLE        N/A     5,343
Schlumberger            COM            806857108    448        5,186     SH               SOLE        N/A     5,186
The Southern Company    COM            842587107    221        5,475     SH               SOLE        N/A     5,475
Staples Inc             COM            855030102    314        19,875    SH               SOLE        N/A     19,875
Starbucks Corp          COM            855244109    265        6,700     SH               SOLE        N/A     6,700
Suburban Propane        UNIT LTD PART  864482104    3695       70,670    SH               SOLE        N/A     70,670
Templeton Global Incm FdCOM            880198106    4094       372,170   SH               SOLE        N/A     372,170
Thermo Fisher ScientificCOM            883556102    515        8,000     SH               SOLE        N/A     8,000
Tupperware Corporation  COM            899896104    1818       26,950    SH               SOLE        N/A     26,950
United Technologies CorpCOM            913017109    212        2,393     SH               SOLE        N/A     2,393
Vanguard Emerging MarketEMR MKT ETF    922042858    3456       71,088    SH               SOLE        N/A     71,088
Wal-Mart Stores Inc.    COM            931142103    360        6,783     SH               SOLE        N/A     6,783
Wells Fargo & Company   COM            949746101    350        12,486    SH               SOLE        N/A     12,486
Target Corporation      COM            87612E106    2193       46,750    SH               SOLE        N/A     46,750
Compass Minerals Intl   COM            20451N101    398        4,625     SH               SOLE        N/A     4,625
Conocophillips          COM            20825C104    4574       60,834    SH               SOLE        N/A     60,834
Dominion Resources Inc. COM            25746U109    517        10,710    SH               SOLE        N/A     10,710
Duke                    COM            26441C105    294        15,605    SH               SOLE        N/A     15,605
El Paso Pipeline PartnerCOM            28336L109    1124       32,350    SH               SOLE        N/A     32,350
Enbridge Energy         COM            29250R106    4389       145,975   SH               SOLE        N/A     145,975
Energy Transfer PartnersUNIT LTD PARTN 29273R109    4938       101,050   SH               SOLE        N/A     101,050
Energy Transfer Equity  COM UT LTD PTN 29273V100    1286       28,600    SH               SOLE        N/A     28,600
Entergy Corp.           COM            29364G103    602        8,820     SH               SOLE        N/A     8,820
Exxon-Mobil             COM            30231G102    1456       17,890    SH               SOLE        N/A     17,890
Global Payments Inc     COM            37940X102    4270       83,727    SH               SOLE        N/A     83,727
J.P. Morgan Chase Inc.  COM            46625H100    237        5,787     SH               SOLE        N/A     5,787
MLP Index ETN- J.P. MorgALERIAN ML ETN 46625H365    3595       96,814    SH               SOLE        N/A     96,814
Kinder Morgan Mgmt Llc  SHS            49455U100    344        5,247     SH               SOLE        N/A     5,247
Lab Cp Of Amer Hldg New COM            50540R409    4008       41,405    SH               SOLE        N/A     41,405
Nustar Energy, LP       UNIT COM       67058H102    4698       72,630    SH               SOLE        N/A     72,630
Oneok Partners Lp       UNIT LTD PARTN 68268N103    3943       46,225    SH               SOLE        N/A     46,225
Powershares- Dynamic MktDYNAMIC MKT PT 73935X104    1078       22,805    SH               SOLE        N/A     22,805
PowerShares High DividenHI YLD EQ DVDN 73935X302    1007       114,320   SH               SOLE        N/A     114,320
Powershs RAFI US 1000   FTSE RAFI 1000 73935X583    1890       32,310    SH               SOLE        N/A     32,310
Powershs Emerging SoveriSOVEREIGN DEBT 73936T573    404        14,925    SH               SOLE        N/A     14,925
S P D R -S&P 500        UNIT SER 1     78462F103    4192       31,768    SH               SOLE        N/A     31,768
Sunoco Logistics PartnerCOM UNITS      86764L108    2752       31,950    SH               SOLE        N/A     31,950
Targa Resources PartnersCOM UNIT       87611X105    4186       117,591   SH               SOLE        N/A     117,591
3m Company              COM            88579Y101    301        3,176     SH               SOLE        N/A     3,176
Valero Energy Corp New  COM            91913Y100    215        8,400     SH               SOLE        N/A     8,400
Zimmer Holdings Inc     COM            98956P102    1227       19,415    SH               SOLE        N/A     19,415
Ingersoll Rand Co       CL A           G4776G101    3125       68,807    SH               SOLE        N/A     68,807
Noble Corp              SHS            G65422100    3059       77,615    SH               SOLE        N/A     77,615
Willis Group Holdings   SHS            G96655108    2704       65,780    SH               SOLE        N/A     65,780
Total                                             238989
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